Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses are summarized as follows:

	April 2,	January 1,
	2022	2022

Sales tax payable	$4,376	$3,606
Interest payable	5,189	2,741
Other accrued liabilities	1,082	1,766
Employee compensation	12,300	13,857
Customer deposits and allowances	25,729	24,555
Income taxes	6,797	810
Short term lease liabilities	4,762	—
Other	5,632	6,777

Total	$65,867	$54,111

Accrued expenses are summarized as follows:

	January 1,	December 26,
	2022	2020
Sales tax payable	$3,606	$1,325
Interest payable	2,741	4,833
Contingent consideration payable - short term	—	4,000
Other accrued liabilities	1,766	5,511
Employee compensation	13,857	6,703
Customer deposits and allowances	24,555	10,781
Income taxes	810	949
Other	6,777	3,064

Total	$54,111	$37,165